Short-term bank loans and other debt - Additional Information (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-term bank loans and other debt
Real estate properties development completed	$ 458,204,518	$ 632,359,691	$ 840,393,193
Real estate properties held for lease	515,868,908	302,764,217	$ 277,933,313
Restricted cash	$ 270,714,930	$ 338,633,911
Weighted average interest rate on short-term bank loans and other debts	8.33%	10.68%
Collateral Pledged [Member]
Short-term bank loans and other debt
Real estate properties held for lease	$ 206,516,986	$ 175,429,630
Short-term Debt [Member] | Collateral Pledged [Member]
Short-term bank loans and other debt
Real estate properties development completed	10,168,195	0
Real estate properties held for lease	14,899,171	0
Restricted cash	$ 20,691,781	$ 0